Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 65,012	$ 137,725
Money market funds	13,578	13,933
Fixed bank deposits	11,200	33,978
Total cash and cash equivalents	$ 89,789	$ 185,636